Finance debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 3,198	$ 5,557
Euro and sterling bonds
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	7,400	11,000
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt	2,297	3,366
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt	725	2,163
Carrying amount | Within one year | Accrued interest [Member]
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 409	$ 484